Note 1 - General Information (Details Textual)	1 Months Ended		8 Months Ended	12 Months Ended
	Aug. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2017	Aug. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Stock split, conversion ratio		11.99
Issuance of common stock | shares	9,191,000		9,191,000
Shares issued, price per share | $ / shares	$ 15		$ 15
Proceeds from initial public offering	$ 137,865,000		$ 137,865,000	$ 137,865,000
Total comprehensive income				(115,455,193)	(57,511,979)	(75,896,943)
Retained earnings				(91,612,308)	(149,442,970)
Convertible instrument, conversion ratio	1
Reduction of Deficit
Increase (decrease) through excess of carrying value of preferred shares and embedded derivatives liabilities over the stated capital of the preferred shares	$ 173,285,855			173,285,855
Net cash flows from (used in) operating activities				(35,566,460)	(18,828,083)	(17,623,279)
Share premium [member]
Statement Line Items [Line Items]
Total comprehensive income
Reduction of Deficit	$ (173,285,855)			(173,285,855)
Increase (decrease) through excess of carrying value of preferred shares and embedded derivatives liabilities over the stated capital of the preferred shares				$ 173,285,855